Consolidated Statements of Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 308,491	$ 194,803
Short-term investment	19,588	0
Accounts and notes receivable, net	111,302	83,239
Other receivables	36,310	28,841
Inventories	82,735	48,915
Prepaid expenses and other current assets	94,204	87,643
McDonald’s Corporation’s indemnification for contingencies	407	1,749
Total current assets	653,037	445,190
Non-current assets
Miscellaneous	98,291	89,661
Collateral deposits	2,500	5,325
Property and equipment, net	890,736	847,966
Net intangible assets and goodwill	47,729	43,044
Deferred income taxes	74,299	70,446
Derivative instruments	35,069	0
McDonald’s Corporation’s indemnification for contingencies	2,082	3,421
Total non-current assets	1,150,706	1,059,863
Total assets	1,803,743	1,505,053
Current liabilities
Accounts payable	303,452	217,914
Royalties payable to McDonald’s Corporation	13,729	17,585
Income taxes payable	54,592	38,912
Other taxes payable	82,326	73,681
Accrued payroll and other liabilities	119,088	144,442
Provision for contingencies	2,529	764
Interest payable	9,986	7,035
Current portion of long-term debt	4,359	28,099
Derivative instruments	15,522	19,876
Total current liabilities	605,583	548,308
Non-current liabilities
Accrued payroll and other liabilities	29,366	23,760
Provision for contingencies	25,427	17,348
Long-term debt, excluding current portion	629,142	551,580
Derivative instruments	7,506	10,615
Deferred income taxes	10,577	1,866
Total non-current liabilities	702,018	605,169
Total liabilities	1,307,601	1,153,477
Equity
Additional paid-in capital	14,216	13,788
Retained earnings	401,134	271,968
Accumulated other comprehensive losses	(429,347)	(441,649)
Total Arcos Dorados Holdings Inc. shareholders’ equity	495,650	350,991
Non-controlling interests in subsidiaries	492	585
Total equity	496,142	351,576
Total liabilities and equity	1,803,743	1,505,053
Class A Shares Of Common Stock [Member]
Equity
Common stock	376,732	373,969
Total equity	376,732	373,969
Class B Shares Of Common Stock [Member]
Equity
Common stock	132,915	132,915
Total equity	$ 132,915	$ 132,915